INTANGIBLE ASSETS	12 Months Ended
Feb. 28, 2017
INTANGIBLE ASSETS
INTANGIBLE ASSETS

9. INTANGIBLE ASSETS

        Intangible assets are apportioned as follows:

	February 28, 2017			February 29, 2016
	Cost	Accumulated Amortization	Net Book Value	Net Book Value
Software	7,094	6,758	336	623

        For the year ended February 28, 2017, the Company recognized amortization of intangible assets of $369 [2016 – $577]. The Company estimates that it will recognize $181 and $155, respectively, for the next two succeeding years.